Acquisition (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Schedule of fair value of consideration
The components of the preliminary fair value of consideration transferred are as follows ($ in thousands):

Cash consideration	$1,661
Equity consideration	2,056
Deferred consideration	100

Total fair value of consideration transferred	$3,817

Schedule of purchase price allocation
The following table summarizes the preliminary purchase price allocation as of the acquisition date ($ in thousands):

	Initial Amounts Recognized as of the Acquisition Date	Measurement Period Adjustment	Preliminary Amounts Recognized as of the Acquisition Date (as Adjusted)
Cash and cash equivalents	$5	—	$5
Accounts receivable, net	47	—	47
Property, plant and equipment, net	4	—	4
Intangible assets, net	670	—	670
Other assets	103	—	103

Total identifiable assets acquired	$829	—	$829
Accounts payable	40	—	40
Accrued expenses	16	—	16
Deferred tax liability	—	$238	238
Other liabilities	39	—	39

Total identifiable liabilities assumed	$95	$238	$333

Total identifiable net assets	$734	(238)	$496

Goodwill	$3,083	238	$3,321

Schedule of acquired intangible assets and estimated useful lives
The following table summarizes the preliminary valuation of acquired intangible assets and estimated useful lives as of the acquisition date ($ in thousands):

	Estimated remaining useful lives (in years)	Fair Value
Customer Relationships	8.0	$130
Developed Technology	5.0	470
Trademarks	3.0	70

Total identifiable intangible assets		$670

MARIADB CORPORATION AB [Member]
Schedule of fair value of consideration
The components of the preliminary fair value of consideration transferred are as follows ($ in thousands):

Cash consideration	$1,661
Equity consideration	2,056
Deferred consideration	100

Total fair value of consideration transferred	$3,817

Schedule of purchase price allocation
The following table summarizes the preliminary purchase price allocation as of the acquisition date ($ in thousands):

Cash and cash equivalents	$5
Accounts receivable, net	47
Property, plant and equipment, net	4
Intangible assets, net	670
Other assets	103

Total identifiable assets acquired	$829
Accounts payable	40
Accrued expenses	16
Other liabilities	39

Total identifiable liabilities assumed	$95

Total identifiable net assets	$734

Goodwill	$3,083

Schedule of acquired intangible assets and estimated useful lives
The following table summarizes the preliminary valuation of acquired intangible assets and estimated useful lives as of the acquisition date ($ in thousands):

	Estimated remaining useful lives (in years)	Fair Value
Customer Relationships	8.0	$130
Developed Technology	5.0	470
Trademarks	3.0	70

Total identifiable intangible assets		$670